Equity Based Compensation Plans - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 ESPP [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member] Minimum [Member]	Dec. 31, 2011 Employee Stock Purchase Plan [Member] Maximum [Member]	Dec. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Restricted stock awards [Member]	Dec. 31, 2011 Vesting Period One [Member]	Dec. 31, 2011 Vesting Period Two [Member]	Dec. 31, 2011 Vesting Period Three [Member]	Dec. 31, 2011 Equity Plan [Member]	Feb. 10, 2011 Equity Plan [Member]	Aug. 31, 2009 Equity Plan [Member]
Stock Based Compensation [Line Items]
Common stock available for issuance																5,000,000
Increased common stock available for issuance																20,000,000
Increased common stock available for issuance															28,000,000
Market capitalization			$ 300,000,000
Stock option, Vested			4,531,875							135,001
Unrecognized compensation cost related to unvested stock options		7,700,000
Unrecognized compensation cost weighted average recognition period		2 years 2 months 19 days
Stock issued to management staff										841,250
Vesting period percentage											33.00%	34.00%	33.00%
Vesting period "Recognized Revenue"											50,000,000	115,000,000	150,000,000
Restricted stock award issued									1,000,000
Restricted stock awards, vesting percentage									100.00%
Compensation expense related to restricted stock awards		484,000.0	(14,000.0)	2,100,000
Fair value of the restricted stock that vested during the year		662,000.0	1,100,000
Unrecognized compensation cost related to restricted stocks granted under the equity plan														2,900,000
Stock option expense	$ 1,800	$ 3,200,000	$ 3,900,000	$ 1,300,000
Number of common stock issued during the period					350,000,000	13,705
Purchase price of ESPP						$ 4,130,000	$ 1.62	$ 2.32
Maximum shares can be purchased by All Employees or Any designated subsidiary per year						2,000,000
maximum percentage of annual income that employee are allowed to contribute to stock plan						30.00%
Maximum shares can be purchased per year						2,000
Price as a percentage of fair market value of common stock purchased under employee stock purchase plan						85.00%